Time Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
Time Deposits
Time Deposits
Time deposits in denominations of $100,000 or more amounted to approximately $1.4 billion at March 31, 2019 and December 31, 2018. Time deposits in denominations of $250,000 or more amounted to approximately $739 million and $718 million at March 31, 2019 and December 31, 2018, respectively. Time deposits include brokered time deposits, all in denominations of less than $100,000. As of March 31, 2019 and December 31, 2018, brokered time deposits amounted to $589 million and $642 million, respectively.

Time Deposits
Time deposits in denominations of $100,000 or more amounted to approximately $1.4 billion and $1.2 billion at December 31, 2018 and 2017, respectively. Time deposits in denominations of $250,000 or more amounted to approximately $718 million and $624 million at December 31, 2018 and 2017, respectively. The average interest rate paid on time deposits was approximately 2.51% in 2018 and 1.26% in 2017. Time deposits include brokered time deposits, all in denominations of less than $100,000. As of December 31, 2018 and 2017 brokered time deposits amounted to $642 million and $780 million, respectively.

At December 31, 2018 and 2017 time deposits maturities were as follows:

(in thousands, except percentages)	2018		2017
Year of Maturity	Amount	%	Amount	%
2018	$—	—%	$1,357,668	60.44%
2019	1,438,565	60.26%	331,515	14.76%
2020	361,255	15.13%	194,175	8.64%
2021	168,850	7.07%	103,781	4.62%
2022	135,265	5.67%	106,550	4.74%
2023 and thereafter	283,196	11.87%	152,745	6.80%
Total	$2,387,131	100.00%	$2,246,434	100.00%